Investments - Summarized Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Revenues	$ 9,646	$ 7,857	$ 37,343	$ 25,461
Net income (loss)	(63,312)	$ (16,778)	(76,356)	(46,689)
Net loss attributable to the Company			(1,422)	(1,606)
Current assets	240,647		123,897	148,675
Current liabilities	$ 34,077		55,981	49,290
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments [Line Items]
Revenues			40,985	40,244
Gross profit			7,319	(5,703)
Net income (loss)			(6,221)	(9,695)
Current assets			72,711	56,204
Non-current assets			114,736	270,454
Current liabilities			15,534	64,499
Non-current liabilities			$ 114,934	$ 58,802